Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of accounts receivable

As at December 31	2020	2019
Trade accounts receivable	$5,097	$10,136
Other accounts receivable	156	80

	$5,253	$10,216